Intangible Assets, Net - Summary of Future Amortization Expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
2021	$ 232,051
2022	164,565
2023	98,499
2024	45,506
2025	24,485
Intangible assets, net	$ 565,106	$ 1,311,653